IVY INTERNATIONAL FUND

                          Supplement dated May 19, 1999
                         to Prospectus Dated May 3, 1999


         The  table   appearing   after  the  third  paragraph  in  the  Section
"Additional Purchase Information - How to Eliminate Your Initial Sales Charge" on Page 9 is replaced with the following table:

                  Purchase Amount              Commission
                  ----------------------------------------
                  First $3,000,000..............   0.50%
                  Next $2,000,000...............   0.25%
                  Over $5,000,000...............   0.10%